CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) ₨ in Millions	12 Months Ended
Mar. 31, 2019 INR (₨)
Shares issued in public offering, issuance cost	₨ 1,262.9